Other non-current financial assets	12 Months Ended
Dec. 31, 2025
Other non-current financial assets
Other non-current financial assets

14.Other non-current financial assets

At December 31, 2025 and 2024, other non-current financial assets consisted of the following:

Other non-current financial assets
in € K
	2025	2024

Debt securities	302,683	316,071
Equity investments	89,508	187,600
Other financial assets	267,640	292,185
Total	659,831	795,856

Other financial assets in the table above includes receivables from licensing agreements, finance leases, and deposits and guarantees.